Note Payable to Shareholder (Details Narrative) (10-K) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 07, 2013
Notes payable	$ 173,610	$ 107,692	$ 78,318
A. Lorne Weil [Member]
Notes payable		79			$ 150
Loans paid amount					$ 70
Loans unpaid amount	$ 79	$ 79	$ 80	$ 80